Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of cash and cash equivalents [line items]
Summary of Cash and Cash Equivalents	As of December 31, cash and cash equivalents was as follow:

	2023	2022
Own Balances	222,808	247,833
Merchant Clients Funds	313,352	220,259
Total	536,160	468,092